Cover Page	12 Months Ended
Dec. 31, 2019 shares
Entity Listings [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2019
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37877
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	65 Front Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 12
Entity Address, Country	BM
Title of 12(g) Security	None
Entity Common Stock, Shares Outstanding (in shares)	53,005,177
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Flag	false
Entity Registrant Name	Bank of N.T. Butterfield & Son Ltd
Entity Central Index Key	0001653242
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
New York Stock Exchange
Entity Listings [Line Items]
Title of 12(b) Security	Voting ordinary shares of par value BM$ 0.01 each
Trading Symbol	NTB
Security Exchange Name	NYSE
Bermuda Stock Exchange
Entity Listings [Line Items]
Title of 12(b) Security	Voting ordinary shares of par value BM$ 0.01 each
Trading Symbol	NTB.BH
Business Contact
Entity Listings [Line Items]
Entity Address, Address Line One	65 Front Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 12
Entity Address, Country	BM
Contact Personnel Name	Shaun Morris
City Area Code	441
Local Phone Number	295-1111
Contact Personnel Fax Number	(441) 292-4365
Contact Personnel Email Address	Shaun.Morris@Butterfieldgroup.com